Other Investments (Summary Of Financial Information For Midas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			96 Months Ended	132 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2001
Total current assets	$ 9,844	$ 91,429			$ 91,429
Total non-current assets	43,250	41,636			41,636
Total current liabilities	1,222	31,087			31,087
Total non-current liabilities	8,859	635			635
Total equity	43,013	101,343	141,223		101,343	58,342	1,614
Operating expense	(22,149)	(33,537)	49,234		(85,615)
Net loss	(59,488)	(70,656)	51,546	(81,274)	(159,872)
Midas Gold Corp [Member]
Total current assets	14,742	19,864			19,864
Total non-current assets	186,673	175,957			175,957
Total current liabilities	2,432	5,108			5,108
Total non-current liabilities	919	380			380
Total equity	198,064	190,333			190,333
Operating expense	3,908	7,813
Net loss	$ 3,796	$ 7,180